Convertible debt - Ivanhoe Electric convertible notes (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Convertible debt
Gross proceeds from issuance of common stock			$ 159,320	$ 9,408	$ 9,677
Ivanhoe Electric Convertible Notes
Convertible debt
Gross proceeds from financing	$ 60,000	$ 60,000
Shares issued	4,015,990	4,015,990
Gross proceeds from issuance of common stock	$ 10,000	$ 10,000
Aggregate principal amount of convertible debt issued	$ 50,000	$ 50,000		$ 50,000